UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      May 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:  $141,429
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      FORM 13F INFORMATION TABLE
                                                          March 31, 2010



				Title of			Value		Shares/	Sh/	Put/	Invstmt	Other	  Voting Authority
Name of Issuer			class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Dscretn	Mgrs    Sole	Shared	None
------------------------------	---------	-------		---------	--------	--------	---	----	-------
Adobe Systems Inc		COM		00724f101	4488		126887	SH		Sole		126887
American Electric Power Inc	COM		25537101	1169		34195	SH		Sole		34195
Apple Inc			COM		37833100	6936		29517	SH		Sole		29517
Baxter Intl Inc			COM		71813109	3338		57350	SH		Sole		57350
Bristol-Myers Squibb Co		COM		110122108	3966		148535	SH		Sole		148535
Celgene Corp			COM		151020104	5200		83918	SH		Sole		83918
Chevron Corp			COM		166764100	258		3403	SH		Sole		3403
Cisco Systems Inc		COM		17275r102	4612		177179	SH		Sole		177179
Citigroup Inc			COM		172967101	802		198060	SH		Sole		198060
Conagra Foods Inc		COM		205887102	4702		187574	SH		Sole		187574
CVS Caremark Corporation	COM		126650100	4974		136044	SH		Sole		136044
Entergy Corp			COM		29364g103	1121		13780	SH		Sole		13780
Exelon Corp			COM		30161n101	878		20030	SH		Sole		20030
Exxon Mobil Corp		COM		30231g102	4166		62192	SH		Sole		62192
General Electric Co		COM		369604103	5116		281090	SH		Sole		281090
Honeywell Intl Inc		COM		438516106	4886		107932	SH		Sole		107932
Intel Corp			COM		458140100	3863		173320	SH		Sole		173320
International Business Machine	COM		459200101	3770		29394	SH		Sole		29394
Johnson & Johnson		COM		478160104	4943		75816	SH		Sole		75816
JPMorgan Chase & Co		COM		46625h100	5337		119256	SH		Sole		119256
Kimberly Clark Corp		COM		494368103	4435		70523	SH		Sole		70523
Kraft Foods Inc Cl A		COM		50075n104	3672		121430	SH		Sole		121430
McDonalds Corp			COM		580135101	5351		80196	SH		Sole		80196
Meritor Savings Bank PA		COM		590007100	64		26743	SH		Sole		26743
PepsiCo Inc			COM		713448108	4922		74392	SH		Sole		74392
Pfizer Inc			COM		717081103	3533		205985	SH		Sole		205985
PG&E Corp			COM		69331c108	1074		25330	SH		Sole		25330
PolyMedix Inc			COM		73174c100	70		59845	SH		Sole		59845
PPL Corp			COM		69351t106	254		9155	SH		Sole		9155
Procter & Gamble Co		COM		742718109	3524		55704	SH		Sole		55704
Raytheon Co			COM		755111507	4891		85620	SH		Sole		85620
Schlumberger Ltd		COM		806857108	3159		49775	SH		Sole		49775
United Parcel Service Inc Cl B	COM		911312106	2138		33187	SH		Sole		33187
United Technologies Corp	COM		913017109	4685		63639	SH		Sole		63639
Verizon Communications Inc	COM		92343v104	5381		173453	SH		Sole		173453
Wal-Mart Stores Inc		COM		931142103	4388		78916	SH		Sole		78916
iShares Tr Consumer Goods Inde	CONS GOODS IDX	464287812	905		15349	SH		Sole		15349
iShares Tr Consumer Services I	CONS SRVC IDX	464287580	979		16051	SH		Sole		16051
iShares Tr DJ US Energy		DJ US ENERGY	464287796	1150		34612	SH		Sole		34612
iShares Tr DJ US Financial Sec	DJ US FINL SEC	464287788	1248		21878	SH		Sole		21878
iShares Tr DJ US Healthcare	DJ US HEALTHCR	464287762	1322		19932	SH		Sole		19932
iShares Tr DJ US Telecom	DJ US TELECOM	464287713	432		21555	SH		Sole		21555
iShares Tr DJ US Utilities	DJ US UTILS	464287697	262		3623	SH		Sole		3623
iShares Tr Index DJ US Industr	DJ US INDUSTRL	464287754	1134		19476	SH		Sole		19476
iShares Tr Index DJ US Tech Se	DJ US TECH SEC	464287721	1926		32981	SH		Sole		32981
iShares Tr Russell 1000 Growth	RUSSELL1000GRW	464287614	4407		84822	SH		Sole		84822
iShares Tr Russell 1000 Value	RUSSELL1000VAL	464287598	485		7935	SH		Sole		7935
Vanguard Index Funds Growth ET	GROWTH ETF	922908736	206		3700	SH		Sole		3700
Vanguard Tax-Managed Fund Euro	EUROPE PAC ETF	921943858	333		9625	SH		Sole		9625
WisdomTree Trust DEFA Fund	DEFA FD		97717w703	241		5200	SH		Sole		5200
WisdomTree Trust Mid Cap Div F	MIDCAP DIVI FD	97717w505	338		7300	SH		Sole		7300
